Related parties (Detail 2) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Number of shares held by members of the BoD, GEB and parties closely linked to them	4,597,006	5,288,317
UBS AG
Entity [Table]
Number of shares held by members of the BoD, GEB and parties closely linked to them	4,175,515	4,956,640